Reporting Entity - Information of Significant Non-controlling Interests of the Group (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	₩ 6,585,602	₩ 7,219,196
Non-current assets	23,533,625	24,089,066
Current liabilities	(6,993,980)	(8,046,541)
Non-current liabilities	(10,896,848)	(11,106,525)
Carrying amount of non-controlling interests	839,353	836,876
Revenue	17,658,877	17,361,232	₩ 16,864,348
Profit (loss) for the year	1,145,937	947,831	2,418,989
Total comprehensive income (loss)	1,121,970	641,605	3,781,181
Profit (loss) attributable to non-controlling interests	52,326	35,431	11,466
Net cash provided by (used in) operating activities	4,947,205	5,159,317	5,031,279
Net cash provided by (used in) investing activities	(3,352,905)	(2,807,795)	(3,486,189)
Net cash provided by (used in) financing activities	(2,020,990)	(1,349,882)	(2,053,611)
Effects on exchange rate changes on cash and cash equivalents	₩ (623)	₩ 7,920	₩ 11,599
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	25.40%	25.30%	25.10%
Current assets	₩ 1,388,965	₩ 1,348,305	₩ 1,252,935
Non-current assets	5,214,315	5,076,410	4,886,448
Current liabilities	(1,388,317)	(1,707,805)	(1,433,800)
Non-current liabilities	(1,988,989)	(1,488,834)	(1,717,074)
Net assets	3,225,974	3,228,076	2,988,509
Carrying amount of non-controlling interests	819,592	816,676	740,771
Revenue	4,274,747	4,156,326	4,049,156
Profit (loss) for the year	202,890	217,303	198,268
Total comprehensive income (loss)	183,499	237,860	214,003
Profit (loss) attributable to non-controlling interests	51,448	51,528	52,935
Net cash provided by (used in) operating activities	1,110,847	1,184,794	1,072,307
Net cash provided by (used in) investing activities	(1,064,434)	(807,965)	(615,510)
Net cash provided by (used in) financing activities	(60,254)	(415,908)	(248,139)
Effects on exchange rate changes on cash and cash equivalents	9	(584)	(59)
Net increase(decrease) in cash and cash equivalents	(13,832)	(39,663)	₩ 208,599
Dividends paid to non-controlling interests	₩ 50,557	₩ 0